Judicial Deposits Transactions (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Deposit assets, gross		R$ 8,212,959	R$ 9,384,630
Estimated loss	[1]	(47,112)	(649,910)
Deposit Assets		8,165,847	8,734,720
Current		1,514,464	1,715,934
Non-current		6,651,383	7,018,786
Civil [Member]
Statement [Line Items]
Deposit assets, gross		5,027,848	5,849,978
Tax [Member]
Statement [Line Items]
Deposit assets, gross		2,301,986	2,337,508
Labour [Member]
Statement [Line Items]
Deposit assets, gross		R$ 883,125	R$ 1,197,144

[1]	This amount represents the estimated loss of balances of judicial deposits, which are in the process of reconciliation with the obtained statements.